UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------

Check here if Amendment [ ]: Amendment Number:
                                                ------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         Saugatuck Energy LLC
Address:      354 Pequot Avenue
              Southport, CT 06890

Form 13F File Number: 028-14834
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David D. Murphy
Title:          Principal, Managing Director
Phone:          (203) 292-2600

Signature, Place and Date of Signing:


    /s/ David D. Murphy                  Southport, CT         November 14, 2012
-------------------------------     ----------------------     -----------------
            [Signature]                   [City, State]             [Date]



Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
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Form 13F Information Table Entry Total:                           33
                                                          -------------------

Form 13F Information Table Value Total:                        $233,684
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

None

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                                                     Saugatuck Energy LLC
                                                  FORM 13F INFORMATION TABLE
                                               Quarter Ended September 30, 2012

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                                                         VALUE     SHRS OR   SH/  PUT/ INVESTMENT   OTHER    VOTING  AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS       CUSIP    (x$1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS  SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC             COM             057224107    7,689     170,000  SH         SOLE                 170,000
CARRIZO OIL & CO INC         COM             144577103    7,803     312,000  SH         SOLE                 312,000
COBALT INTL ENERGY INC       COM             19075F106    8,129     365,000  SH         SOLE                 365,000
CONTINENTAL RESOURCES INC    COM             212015101    8,459     110,000  SH         SOLE                 110,000
DELEK US HLDGS INC           COM             246647101    7,774     305,000  SH         SOLE                 305,000
DENBURY RES INC              COM NEW         247916208    7,757     480,000  SH         SOLE                 480,000
ENBRIDGE INC                 COM             29250N105      976      25,000  SH         SOLE                  25,000
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS    G10082140    7,866     225,000  SH         SOLE                 225,000
ENI S P A                    SPONSORED ADR   26874R108    7,453     170,000  SH         SOLE                 170,000
FOREST OIL CORP              COM PAR $0.01   346091705    8,028     950,000  SH         SOLE                 950,000
GOODRICH PETE CORP           COM NEW         382410405    7,142     565,000  SH         SOLE                 565,000
HALLIBURTON CO               COM             406216101    7,580     225,000  SH         SOLE                 225,000
HELIX ENERGY SOLUTIONS GRP I COM             42330P107    1,279      70,000  SH         SOLE                  70,000
ISHARES TR                   DJ OIL&GAS EXP  464288851    8,488     132,500  SH         SOLE                 132,500
KEY ENERGY SVCS INC          COM             492914106    6,755     965,000  SH         SOLE                 965,000
KODIAK OIL & GAS CORP        COM             50015Q100    4,072     435,000  SH         SOLE                 435,000
NABORS INDUSTRIES LTD        SHS             G6359F103    7,296     520,000  SH         SOLE                 520,000
NEWPARK RES INC              COM PAR $.01NEW 651718504    7,781   1,050,000  SH         SOLE               1,050,000
NOBLE CORPORATION BAAR       NAMEN -AKT      H5833N103    7,514     210,000  SH         SOLE                 210,000
OASIS PETE INC NEW           COM             674215108    7,515     255,000  SH         SOLE                 255,000
OCCIDENTAL PETE CORP DEL     COM             674599105    8,176      95,000  SH         SOLE                  95,000
OIL STS INTL INC             COM             678026105    7,946     100,000  SH         SOLE                 100,000
PLAINS EXPL& PRODTN CO       COM             726505100    8,056     215,000  SH         SOLE                 215,000
PRECISION DRILLING CORP      COM 2010        74022D308    7,448     950,000  SH         SOLE                 950,000
RPC INC                      COM             749660106    7,134     600,000  SH         SOLE                 600,000
SANDRIDGE ENERGY INC         COM             80007P307    8,021   1,150,000  SH         SOLE               1,150,000
SASOL LTD                    SPONSORED ADR   803866300    7,802     175,000  SH         SOLE                 175,000
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506    5,691      77,500  SH         SOLE                  77,500
SPDR SERIES TRUST            S&P OILGAS EXP  78464A730    7,518     135,000  SH         SOLE                 135,000
STATOIL ASA                  SPONSORED ADR   85771P102    7,737     300,000  SH         SOLE                 300,000
STONE ENERGY CORP            COM             861642106    5,024     200,000  SH         SOLE                 200,000
TESORO CORP                  COM             881609101    7,752     185,000  SH         SOLE                 185,000
ULTRA PETROLEUM CORP         COM             903914109    8,023     365,000  SH         SOLE                 365,000
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